Long-Term Debts (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 26, 2022 USD ($)	Jul. 26, 2022 CNY (¥)
Long-Term Debts [Line Items]
Interest expense	$ 62,870	$ 102,350	$ 57,270
Vehicle carrying value	$ 77,550	$ 130,533
Short-Term Debt [Member]
Long-Term Debts [Line Items]
Short-term debt	($68,332)
Zhongli International Financial Leasing Co. LTD [Member]
Long-Term Debts [Line Items]
Vehicle carrying value				$ 210,867	¥ 1,500,000
Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	3.02%	4.68%
Minimum [Member] | Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	0.38%	0.38%
Maximum [Member] | Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	14.56%	14.56%